INVESCO MONEY MARKET FUNDS, INC.
                   INVESCO U.S. Government Money Fund
                       INVESCO Cash Reserves Fund
                      INVESCO Tax-Free Money Fund

             Supplement to Prospectus dated October 1, 1997

      The Section of the INVESCO Money Market Funds' Prospectus entitled "Investment Policies and Risks" is amended to (1) delete the second sentence of the thirteenth paragraph, and (2) substitute the following sentence in its place:

      These obligations consist of: (1) municipal bonds, comprising what are generally known as high-grade bonds, which are rated at the time of purchase by at least two NRSROs, generally S&P and Moody's, in one of the two highest rating categories (AAA or AA by S&P and Aaa or Aa by Moody's), or where the bonds are rated only by S&P or Moody's, such bonds are rated AAA or AA or Aaa or Aa, or where the Tax-Free Money Fund's investment adviser has determined that it is appropriate to purchase such bonds based on a credit-worthiness finding; (2) municipal notes which are rated SP-1 by S&P and MIG-1 by Moody's at time of purchase; (3) municipal commercial paper which is rated by at least two NRSROs, generally S&P and Moody's in the highest grade (A-1 by S&P or P-1 by Moody's), or where the obligation is rated only by S&P or Moody's, such obligation is rated A-1 or P-1; and
      (4) other municipal obligations that are not rated by an NRSRO, but which are of comparable quality to obligations rated in the highest grade as determined by the Tax-Free Money Fund's investment adviser.

      The Section of the INVESCO Money Market Funds' Prospectus entitled "Investment Policies and Risks" is amended to (1) delete the second sentence of the seventeenth paragraph, and (2) substitute the following sentence in its place:

      Such a right to resell is commonly referred to as a "demand feature" or a "put."

The date of this Supplement is July 1, 1998.




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                    INVESCO MONEY MARKET FUNDS, INC.

           Supplement to Statement of Additional Information
                         dated October 1, 1997

      The Section of the Funds' Statement of Additional Information entitled "Investment Policies and Restrictions -- Municipal Obligations" is amended to
(1) delete the sub-section title "Stand-by Commitments", (2) substitute the sub-section title "Demand Features" in its place, (3) delete all references to the terms "stand-by commitments", "stand-by commitment", "commitments" or "commitment" located within the sub-section titled "Demand Features" and, (4) substitute the terms "demand feature" or "demand features" in their place.

      The Section of the Funds' Statement of Additional Information entitled "Investment Policies and Restrictions -- Investment Restrictions, Tax-Free Money Fund" is amended to (1) delete restriction 2 as it is currently stated, and (2) substitute the following language in this restriction that does not change the substance of restriction 2:

      (2) sell short or buy on margin, or write or purchase put or call options, provided, however, that the Fund may purchase demand features as described under "Investment Policies and Restrictions";

      The Section of the Funds' Statement of Additional Information entitled "Investment Policies and Restrictions" is amended to (1) delete the thirty-fifth paragraph, and (2) substitute the following paragraph in its place:

      Rule 5b-2 under the 1940 Act provides that a guarantee of a security shall not be deemed to be a security issued by the guarantor, provided that the value of all securities issued or guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the value of the total assets of the Fund. Rule 2a-7 under the 1940 Act provides that, as to seventy-five percent of a Fund's total assets, no more than 10% of the Fund's total assets may be invested in securities guaranteed by a single entity. Rule 2a-7 further provides that any fund which complies with Rule 2a-7 will be deemed to have complied with Rule 5b-2. Pursuant to these rules, INVESCO Tax-Free Money Fund interprets restriction (8) above as permitting the Fund to have more than 10% of its total assets invested in securities guaranteed by a single entity, provided that no more than 25% of the value of the Fund's total assets consists of securities guaranteed by a single entity whose guarantee(s) applies to more than 10% of the Fund's total assets.

The date of this Supplement is July 1, 1998.